PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 97.0%
Common Stocks
Aerospace & Defense 5.4%
Airbus SE (France)	41,634	$6,019,516
Raytheon Technologies Corp.	41,213	4,037,226
		10,056,742
Automobile Components 1.7%
Aptiv PLC*	30,850	3,149,476
Automobiles 1.9%
General Motors Co.	92,828	3,579,448
Banks 8.8%
Bank of America Corp.	144,509	4,145,963
JPMorgan Chase & Co.	44,790	6,514,258
PNC Financial Services Group, Inc. (The)	25,778	3,246,739
Truist Financial Corp.	80,516	2,443,661
		16,350,621
Biotechnology 2.3%
AbbVie, Inc.	30,989	4,175,148
Building Products 2.9%
Johnson Controls International PLC	78,219	5,329,843
Capital Markets 3.9%
Blackstone, Inc.	25,445	2,365,622
Goldman Sachs Group, Inc. (The)	15,276	4,927,121
		7,292,743
Chemicals 4.1%
Linde PLC	19,867	7,570,916
Consumer Staples Distribution & Retail 5.6%
Walmart, Inc.	65,924	10,361,934
Electric Utilities 1.7%
PG&E Corp.*	181,767	3,140,934
Energy Equipment & Services 1.8%
Schlumberger NV	69,110	3,394,683

PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation 3.3%
Union Pacific Corp.	29,835	$6,104,838
Hotels, Restaurants & Leisure 2.7%
McDonald’s Corp.	17,023	5,079,833
Insurance 6.7%
Chubb Ltd.	38,623	7,437,245
MetLife, Inc.	88,072	4,978,710
		12,415,955
Interactive Media & Services 4.6%
Alphabet, Inc. (Class A Stock)*	23,053	2,759,444
Meta Platforms, Inc. (Class A Stock)*	20,283	5,820,815
		8,580,259
Machinery 1.0%
Deere & Co.	4,641	1,880,487
Multi-Utilities 3.6%
NiSource, Inc.	240,772	6,585,114
Oil, Gas & Consumable Fuels 7.1%
ConocoPhillips	92,130	9,545,589
Hess Corp.	26,576	3,613,007
		13,158,596
Pharmaceuticals 12.6%
AstraZeneca PLC (United Kingdom), ADR	118,375	8,472,099
Bristol-Myers Squibb Co.	83,857	5,362,655
Eli Lilly & Co.	20,231	9,487,934
		23,322,688
Semiconductors & Semiconductor Equipment 7.8%
Advanced Micro Devices, Inc.*	26,791	3,051,763
Broadcom, Inc.	5,567	4,828,983
Lam Research Corp.	4,967	3,193,086
NXP Semiconductors NV (China)	16,902	3,459,501
		14,533,333

PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 7.5%
Microsoft Corp.	28,706	$9,775,541
Salesforce, Inc.*	19,588	4,138,161
		13,913,702

Total Long-Term Investments (cost $129,875,546)		179,977,293

Short-Term Investment 3.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $5,647,195)(wj)	5,647,195	5,647,195

TOTAL INVESTMENTS 100.0% (cost $135,522,741)		185,624,488
Liabilities in excess of other assets (0.0)%		(92,429)

Net Assets 100.0%		$185,532,059

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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